Risk Management - ECL under 100% weighted scenarios for modelled portfolios (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) economic_scenario	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	100.00%
Financial assets	£ (1,232,975)	£ (1,204,773)
Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.70%	0.80%
Financial assets	£ (4,952)	£ (4,956)
Retail mortgages | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,952)	£ (4,956)
Retail credit cards
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	11.20%	11.50%
Financial assets	£ (20,527)	£ (19,749)
Retail credit cards | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (20,527)	£ (19,749)
Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.80%	0.70%
Financial assets	£ (121,179)	£ (116,204)
Corporate loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(121,179)	(116,204)
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,034	3,860
Accumulated impairment | ECL collectively assessed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,451	3,712
Accumulated impairment | Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33	41	£ 360
Accumulated impairment | Retail mortgages | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33	41
Accumulated impairment | Retail credit cards
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,586	2,557	2,776
Accumulated impairment | Retail credit cards | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,586	2,557
Accumulated impairment | Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	966	791	£ 836
Accumulated impairment | Corporate loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 966	791
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios | economic_scenario	5
Credit risk | Accumulated impairment | Retail mortgages | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2	5
Credit risk | Accumulated impairment | Retail credit cards | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,817	2,981
Credit risk | Accumulated impairment | Corporate loans | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 632	726
Baseline | Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	5.30%
Baseline | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	0.80%
Baseline | Accumulated impairment | Retail mortgages | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2	5
Baseline | Accumulated impairment | Retail credit cards | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,821	2,983
Baseline | Accumulated impairment | Corporate loans | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	600	690
Downside 2 | Accumulated impairment | Retail mortgages | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2	5
Downside 2 | Accumulated impairment | Retail credit cards | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,092	3,163
Downside 2 | Accumulated impairment | Corporate loans | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,076	£ 1,156